Investee Companies and Other Investments (Details) € in Thousands, $ in Thousands, ₪ in Millions, shares in Millions			6 Months Ended					12 Months Ended
	Mar. 27, 2026 ILS (₪)	Nov. 30, 2010	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 USD ($) shares		Jun. 30, 2026 ILS (₪) shares	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 ILS (₪)	Feb. 28, 2026 EUR (€)	Feb. 28, 2026 USD ($)
Investee Companies and Other Investments [Line Items]
Aggregate amount (in New Shekels)	₪ 4,400.0
Indirect holding amount (in New Shekels)	₪ 742.5
Net debt loans (in New Shekels)						₪ 559.8
Outstanding bank Lloans minus cash And cash equivalents (in New Shekels)						167.5
Profit from discontinued operations			€ 83,334	$ 94,989	[1]		€ 12	€ 16,930
Sales gain | €			110,800
Income tax expense			27,800	27,800
Deferred tax benefit | €			11,800
Net current and deferred taxes			€ (9,376)	$ (10,687)	[1]		€ (1,771)	€ (2,528)
Recognition of profit from discontinued operations (in New Shekels)						₪ 83.0
Rate of outstanding shares			59.28%	59.28%		59.28%
Ordinary share closing price amount (in New Shekels)						₪ 76.0
Ordinary share closing price (in Shares) | shares			263,158	263,158		263,158
Fair value current liability | €			€ 900
Received sale of investment										€ 4,100	$ 4,700
Short-term loan amount (in New Shekels)									₪ 70.0
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Profit from discontinued operations | €			300
Net current and deferred taxes | €			€ 94,800
Ellomay Luzon Energy [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds		50.00%
Shares outstanding percentage	50.00%
Dorad Energy Ltd [Member]
Investee Companies and Other Investments [Line Items]
Percentage of share capital holds								33.75%
Dorad [Member]
Investee Companies and Other Investments [Line Items]
Rate of outstanding shares			40.72%	40.72%		40.72%

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)